Prepaid operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Prepaid Operating Leases

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Current	12,546	12,546	1,982
Non-current	379,636	367,270	58,026

Total	392,182	379,816	60,008

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Cost
At January 1 and December 31	529,577	529,577	83,669

Accumulated amortization
At January 1	124,576	137,395	21,707
Charge for the year	12,819	12,366	1,954

At December 31	137,395	149,761	23,661

Net carrying amount	392,182	379,816	60,008